Share-Based Compensation (Share-based Compensation Allocated from Sohu to the Company, Narrative) (Details) (USD $)		12 Months Ended											12 Months Ended
	Dec. 31, 2013 Sohu.com [Member]	Dec. 31, 2013 Sohu's 2000 Stock Incentive Plan [Member] Employees of Predecessor Operations [Member]	Dec. 31, 2012 Sohu's 2000 Stock Incentive Plan [Member] Employees of Predecessor Operations [Member]	Dec. 31, 2011 Sohu's 2000 Stock Incentive Plan [Member] Employees of Predecessor Operations [Member]	Dec. 31, 2013 Sohu's 2000 Stock Incentive Plan [Member] Stock Options [Member] Employees of Predecessor Operations [Member]	Dec. 31, 2012 Sohu's 2000 Stock Incentive Plan [Member] Stock Options [Member] Employees of Predecessor Operations [Member]	Dec. 31, 2011 Sohu's 2000 Stock Incentive Plan [Member] Stock Options [Member] Employees of Predecessor Operations [Member]	Dec. 31, 2013 Sohu's 2000 Stock Incentive Plan [Member] Restricted Stock Units [Member] Employees of Predecessor Operations [Member]	Dec. 31, 2012 Sohu's 2000 Stock Incentive Plan [Member] Restricted Stock Units [Member] Employees of Predecessor Operations [Member]	Dec. 31, 2011 Sohu's 2000 Stock Incentive Plan [Member] Restricted Stock Units [Member] Employees of Predecessor Operations [Member]	Dec. 31, 2013 Sohu's 2000 Stock Incentive Plan [Member] Sohu.com [Member]	Jan. 24, 2010 Sohu's 2000 Stock Incentive Plan [Member] Sohu.com [Member]	Dec. 31, 2013 Sohu's 2000 Stock Incentive Plan [Member] Sohu.com [Member] Stock Options [Member] Employees of Predecessor Operations [Member]	Dec. 31, 2012 Sohu's 2000 Stock Incentive Plan [Member] Sohu.com [Member] Stock Options [Member] Employees of Predecessor Operations [Member]	Dec. 31, 2011 Sohu's 2000 Stock Incentive Plan [Member] Sohu.com [Member] Stock Options [Member] Employees of Predecessor Operations [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares authorized for awards											9,500,000
Maximum term of issued stock right from grant date											10 years
Options granted													0	0	0
Closing stock price	$ 72.93
Fair value of options, expensed					$ 0	$ 0	$ 0
Total intrinsic values of options, exercised					74,000	110,000	173,000
Unrecognized compensation expenses					0			0
Fair value of restricted stock units, expensed								0	130,000	31,000
Fair value of restricted stock units, vested								0	57,000	88,000
Capitalized share-based compensation costs		$ 0	$ 0	$ 0
Expiration date											Jan. 24, 2010
Accumulated number of common stock issued or subjected to issuance												9,128,724